Acquisitions, disposals and discontinued operations - Acquisition of Taxiaggregator (Details) - RUB (₽) ₽ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2021	Jan. 31, 2022
Net assets acquired:
Payment for acquisition of non-controlling interest			₽ 304
Taxiaggregator
Acquisitions
Percentage of voting equity interests acquired	20.00%				80.00%
Percentage of equity owned by former owner					20.00%
The acquisition date fair value of the Group's previously held interest					₽ 116
Cash consideration					706
Total consideration transferred					822
Consideration paid		₽ 215		₽ 491
Net assets acquired:
Intangible assets					233
Software					64
Customer relationships					169
Deferred tax liabilities					(39)
Total identifiable net assets at fair value					194
Group's share of net assets acquired					156
Goodwill arising on acquisition					666
Goodwill expected to be deductible for income tax purposes					₽ 0
Payment for acquisition of non-controlling interest	₽ 304
Taxiaggregator | Expenses for information services
Acquisitions
Amounts for transactions recognised separately from business combination				₽ 139